CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Goodwill and Intangible assets	$ 257,480	$ 308,124
Property, plant and equipment	15,056	12,696
Right-of-use assets	9,891	8,778
Deferred tax assets	10,846	9,091
Other long-term receivables	571	422
Total non-current assets	293,844	339,111
Current assets
Inventories	44,246	28,940
Trade receivables	52,743	42,061
Other receivables	2,562	4,094
Prepaid expenses and accrued income	7,786	7,476
Cash at bank and in hand	75,109	118,096
Total current assets	182,446	200,667
TOTAL ASSETS	476,290	539,778
EQUITY
Share capital	30,988	30,964
Other contributed capital	514,133	506,008
Reserves	(58,588)	1,701
Accumulated losses	(75,848)	(62,997)
Total equity attributable to shareholders of the Company	410,685	475,676
Non-current liabilities
Lease liabilities	7,322	5,427
Deferred tax liabilities	22,196	27,092
Total non-current liabilities	29,518	32,519
Current liabilities
Lease liabilities	2,113	2,952
Accounts payable	6,885	8,668
Current tax liabilities	1,389	314
Other current liabilities	25,700	19,649
Total current liabilities	36,087	31,583
Total liabilities	65,605	64,102
TOTAL EQUITY AND LIABILITIES	$ 476,290	$ 539,778